Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Accounts Receivable And Prepaid Expenses
ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2017	2016
	NIS in thousands

Government authorities	227	84
Prepaid expenses and others	11,484	7,580

	11,711	7,664